accounting policy developments (Tables)	12 Months Ended
Dec. 31, 2017
accounting policy developments
Schedule of the impacts of application of IFRS 15 on the Consolidated statements of income and other comprehensive income

Year ended December 31, 2017 (billions except per share amounts)	As currently reported	IFRS 15 effects	Pro forma
OPERATING REVENUES
Service	$12.5	$(1.2)	$11.3
Equipment	0.7	1.3	2.0

Revenues arising from contracts with customers	13.2	0.1	13.3
Other operating income	0.1	—	0.1

	13.3	0.1	13.4

OPERATING EXPENSES
Goods and services purchased	5.9	*	5.9
Employee benefits expense	2.6	*	2.6
Depreciation	1.6	—	1.6
Amortization of intangible assets	0.6	—	0.6

	10.7	*	10.7

OPERATING INCOME	2.6	0.1	2.7
Financing costs	0.6	—	0.6

INCOME BEFORE INCOME TAXES	2.0	0.1	2.1
Income taxes	0.5	*	0.5

NET INCOME	1.5	0.1	1.6
OTHER COMPREHENSIVE INCOME	(0.2)	—	(0.2)

COMPREHENSIVE INCOME	$1.3	$0.1	$1.4

NET INCOME ATTRIBUTABLE TO:
Common Shares	$1.5	$0.1	$1.6
Non-controlling interests	*	—	*

	$1.5	$0.1	$1.6

COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares	$1.3	$0.1	$1.4
Non-controlling interests	*	—	*

	$1.3	$0.1	$1.4

NET INCOME PER COMMON SHARE
Basic	$2.46	$0.15	$2.61
Diluted	$2.46	$0.15	$2.61

*Amounts less than $0.1 billion.

	Amount of IFRS 15 effects (increase (decrease) in billions except per share amounts)
	Allocation of transaction price (affecting timing of revenue recognition)
			Costs incurred to obtain or fulfill a contract with a customer
Year ended December 31, 2017					Total
Operating revenues
Service		$(1.2)		$—		$(1.2)
Equipment		$1.3		$—		$1.3
Goods and services purchased	$	*	$	*	$	*
Employee benefits expense		$—	$	*	$	*
Income taxes	$	*	$	*	$	*
Net income attributable to:
Common Shares		$0.1	$	*		$0.1
Net income per Common Share
Basic		$0.11		$0.04		$0.15
Diluted		$0.11		$0.04		$0.15

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

This has the effect of reducing the costs recognized in the period arising from contracts with customers entered into during the period, offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future are to be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

For a contract with a customer, this has the effect of allocating more of the consideration to equipment revenue, which is recognized at the inception of the contract, and less to future service revenue.

*Amounts less than $0.1 billion.

Schedule of the impact of application of IFRS 15 on Consolidated statements of financial position

	December 31, 2017			January 1, 2017
As at (billions)	As currently reported	IFRS 15 effects	Pro forma	Excluding effects of IFRS 15	IFRS 15 effects	Pro forma
ASSETS
Current assets
Cash and temporary investments, net	$0.5	$—	$0.5	$0.4	$—	$0.4
Accounts receivable	1.6	*	1.6	1.5	*	1.5
Income and other taxes receivable	0.1	—	0.1	—	—	—
Inventories	0.4	*	0.4	0.3	*	0.3
Contract assets **	—	0.8	0.8	—	0.7	0.7
Prepaid expenses	0.3	0.2	0.5	0.2	0.2	0.4

	2.9	1.0	3.9	2.4	0.9	3.3

Non-current assets
Property, plant and equipment, net	11.4	—	11.4	10.5	—	10.5
Intangible assets, net	10.6	—	10.6	10.4	—	10.4
Goodwill, net	4.2	—	4.2	3.8	—	3.8
Contract assets **	—	0.4	0.4	—	0.3	0.3
Other long-term assets	0.4	0.1	0.5	0.6	0.1	0.7

	26.6	0.5	27.1	25.3	0.4	25.7

	$29.5	$1.5	$31.0	$27.7	$1.3	$29.0

LIABILITIES AND OWNERS’ EQUITY
Current liabilities
Short-term borrowings	$0.1	$—	$0.1	$0.1	$—	$0.1
Accounts payable, accrued liabilities and other	2.4	—	2.4	2.4	—	2.4
Dividends payable	0.3	—	0.3	0.3	—	0.3
Advance billings and customer deposits	0.8	(0.1)	0.7	0.8	(0.2)	0.6
Provisions	0.1	—	0.1	0.1	—	0.1
Current maturities of long-term debt	1.4	—	1.4	1.3	—	1.3

	5.1	(0.1)	5.0	5.0	(0.2)	4.8

Non-current liabilities
Provisions	0.5	—	0.5	0.4	—	0.4
Long-term debt	12.3	—	12.3	11.6	—	11.6
Other long-term liabilities	0.8	—	0.8	0.7	—	0.7
Deferred income taxes	2.5	0.4	2.9	2.1	0.4	2.5

	16.1	0.4	16.5	14.8	0.4	15.2

Liabilities	21.2	0.3	21.5	19.8	0.2	20.0
Owners’ equity	8.3	1.2	9.5	7.9	1.1	9.0

	$29.5	$1.5	$31.0	$27.7	$1.3	$29.0

*Amounts less than $0.1 billion.

**Will be measured at and classified as amortized cost upon application of IFRS 9, Financial Instruments, as discussed further in (a).

	Amount of IFRS 15 effects (increase (decrease) in billions)
	Allocation of transaction price (affecting timing of revenue recognition)
					Costs incurred to obtain or fulfill a contract with a customer
							Total
As at	Dec. 31, 2017		Jan. 1, 2017		Dec. 31, 2017	Jan. 1, 2017	Dec. 31, 2017		Jan. 1, 2017
Current assets
Accounts receivable	$	*	$	*	$—	$—	$	*	$	*
Inventories	$	*	$	*	$—	$—	$	*	$	*
Contract assets, net		$0.8		$0.7	$—	$—		$0.8		$0.7
Prepaid expenses and other		$—		$—	$0.2	$0.2		$0.2		$0.2
Non-current assets
Contract assets, net		$0.4		$0.3	$—	$—		$0.4		$0.3
Other long-term assets		$—		$—	$0.1	$0.1		$0.1		$0.1
Advance billings and customer deposits		$(0.1)		$(0.2)	$—	$—		$(0.1)		$(0.2)
Deferred income taxes		$0.3		$0.3	$0.1	$0.1		$0.4		$0.4
Common equity
Retained earnings		$1.0		$0.9	$0.2	$0.2		$1.2		$1.1

Previously, costs incurred to obtain or fulfill a contract with a customer were expensed as incurred. The new standard requires that such costs be capitalized and subsequently recognized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods or services to which the asset relates.

Increases in the amount of costs capitalized in the period arising from contracts with customers entered into during the period are offset by the amortization of capitalized costs arising from contracts with customers entered into in previous periods.

Previously, a “limitation cap” constrained the recognition of revenue in a multiple element arrangement to an amount that was not contingent upon either delivering additional items or meeting other specified performance conditions. The new standard requires that amounts contingently billable and collectible in the future are to be recognized currently as revenue to the extent we have currently satisfied our performance obligations to the customer; this is the new standard’s most significant effect on us.

The difference between the revenue recognized currently and the amount currently collected/collectible is recognized on the statement of financial position as a contract asset.

The contract asset recorded at January 1, 2017, represents revenues that will not have been reflected at any time in our periodic results of operations, but, absent the transition to the new standard, would have been; the effect of this “pulling forward” of revenues is expected to be somewhat muted by the composite ongoing inception, maturation and expiration of millions of multi-year contracts with our customers.

*Amounts less than $0.1 billion.

Schedule of the impact of application of IFRS 15 on Consolidated statements of cash flows

Year ended December 31, 2017 (billions)	As currently reported	IFRS 15 effects	Pro forma
OPERATING ACTIVITIES
Net income	$1.5	$0.1	$1.6
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2.2	—	2.2
Deferred income taxes	0.4	*	0.4
Net employee defined benefit plans expense	0.1	—	0.1
Employer contributions to employee defined benefit plans	(0.1)	—	(0.1)
Other	(0.1)	*	(0.1)
Net change in non-cash operating working capital	(0.1)	(0.1)	(0.2)

Cash provided by operating activities	$3.9	$—	$3.9

*Amounts less than $0.1 billion.